Long-term Debt - Summary of Carrying Value of Long-term Debt (Parenthetical) (Details) - CAD ($) $ in Thousands		12 Months Ended
	Sep. 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 23, 2019
First Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount		$ 10,000
Maturity date		April 23, 2024
Interest rate				10.00%
First Term Loan | Fixed Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		10.00%
First Term Loan | Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		15.05%
Second Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount		$ 29,123
Maturity date	April 23, 2024	April 23, 2024
Interest rate		10.00%
Second Term Loan | Fixed Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		10.00%
Second Term Loan | Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		10.47%
Secured Convertible Debentures
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount			$ 2,410
Maturity date			March 31, 2022
Secured Convertible Debentures | Fixed Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate			8.00%
Secured Convertible Debentures | Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate			8.24%